Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.3%)
Communication Services (7.3%)
	Alphabet Inc. Class A	302,400	86,958
	Alphabet Inc. Class C	86,250	24,742
*	Baidu Inc. ADR	203,700	22,696
	Walt Disney Co.	129,000	12,433
	Meta Platforms Inc. Class A	12,900	7,381
*	Netflix Inc.	69,500	6,682
	Universal Music Group NV	243,127	4,719
*	Spotify Technology SA	4,100	1,988
			167,599
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	261,850	54,535
*	Tesla Inc.	134,800	50,112
	Ross Stores Inc.	211,600	45,839
	Alibaba Group Holding Ltd. ADR	345,600	43,359
	TJX Cos. Inc.	192,500	30,742
	Sony Group Corp. ADR	1,192,400	24,683
	Royal Caribbean Cruises Ltd.	47,800	13,154
*	Mattel Inc.	615,200	8,939
*	Burlington Stores Inc.	12,100	3,937
	Whirlpool Corp.	70,900	3,823
	eBay Inc.	35,400	3,222
*	Flutter Entertainment plc	26,700	2,722
	NIKE Inc. Class B	35,000	1,849
	Restaurant Brands International Inc.	20,000	1,478
			288,394
Consumer Staples (1.0%)
*	US Foods Holding Corp.	85,800	7,912
*	Dollar Tree Inc.	59,800	6,549
	Sysco Corp.	89,100	6,355
	Philip Morris International Inc.	15,800	2,612
			23,428
Energy (1.9%)
	ConocoPhillips	194,100	25,621
	Chevron Corp.	67,610	13,989
	EOG Resources Inc.	32,700	4,727
			44,337
Financials (7.2%)
	Charles Schwab Corp.	480,600	45,167
	Visa Inc. Class A	80,100	24,209
	JPMorgan Chase & Co.	70,200	20,650
	Raymond James Financial Inc.	113,050	16,368
	Wells Fargo & Co.	174,500	13,892
	Northern Trust Corp.	75,100	10,482
	PayPal Holdings Inc. (XNGS)	143,700	6,500
	Bank of New York Mellon Corp.	46,200	5,481
	Mastercard Inc. Class A	10,400	5,196
	CME Group Inc.	16,700	4,932
	Progressive Corp.	21,100	4,183
	Citigroup Inc. (XNYS)	31,700	3,595
	Marsh & McLennan Cos. Inc.	15,400	2,671
	Bank of America Corp.	44,700	2,179
	Sony Financial Group Inc. ADR	238,480	1,076
			166,581
Health Care (24.0%)
	Eli Lilly & Co.	171,571	157,806
	AstraZeneca plc ADR	373,450	73,652
	Amgen Inc.	181,071	63,710
*	Biogen Inc.	263,550	48,317

		Shares	Market Value ($000)
*	Boston Scientific Corp.	631,802	39,646
	GSK plc ADR	582,200	32,132
	Bristol-Myers Squibb Co.	448,700	27,214
	Novartis AG ADR	164,150	25,074
	Thermo Fisher Scientific Inc.	41,400	20,349
*	Elanco Animal Health Inc. (XNYS)	472,616	11,310
*	BeOne Medicines Ltd. ADR	34,000	10,097
*	BioMarin Pharmaceutical Inc.	166,900	9,428
	Roche Holding AG	20,708	8,264
	Danaher Corp.	30,000	5,688
	CVS Health Corp.	62,400	4,481
	Zimmer Biomet Holdings Inc.	45,500	4,114
*	Edwards Lifesciences Corp.	41,400	3,315
	Stryker Corp.	8,400	2,760
	Agilent Technologies Inc.	20,000	2,280
	Abbott Laboratories	21,000	2,156
	Alcon AG	23,800	1,793
			553,586
Industrials (12.5%)
	FedEx Corp.	169,700	60,444
	Siemens AG (Registered)	178,283	43,436
	Southwest Airlines Co.	796,050	29,908
*	United Airlines Holdings Inc.	280,500	25,826
	Delta Air Lines Inc.	291,600	19,386
	Caterpillar Inc.	23,400	16,578
	Airbus SE	50,911	9,626
	TransDigm Group Inc.	7,200	8,344
*	American Airlines Group Inc.	751,500	8,071
	Norfolk Southern Corp.	27,000	7,749
	Union Pacific Corp.	29,400	7,133
	Booz Allen Hamilton Holding Corp.	87,800	6,851
	IDEX Corp.	35,300	6,691
	Carrier Global Corp.	92,600	5,214
	United Parcel Service Inc. Class B (XNYS)	45,650	4,491
*	Alaska Air Group Inc.	108,100	3,976
	General Dynamics Corp.	10,700	3,672
	Otis Worldwide Corp.	42,250	3,257
	AMETEK Inc.	14,900	3,194
	CSX Corp.	77,700	3,190
	Rockwell Automation Inc.	7,800	2,799
	JB Hunt Transport Services Inc.	12,100	2,564
	Textron Inc.	27,600	2,417
	Honeywell International Inc.	9,200	2,079
*	Boeing Co.	9,100	1,811
			288,707
Information Technology (27.3%)
	Micron Technology Inc.	410,800	138,785
	KLA Corp.	45,000	66,259
*	Intel Corp.	1,419,400	62,638
	NVIDIA Corp.	359,050	62,618
	Microsoft Corp.	139,100	51,491
	Texas Instruments Inc.	214,600	41,662
	Oracle Corp.	151,100	22,228
	Analog Devices Inc.	65,600	20,870
*	Adobe Inc.	81,700	19,860
	NetApp Inc. (XNGS)	166,200	17,017
	Apple Inc.	46,500	11,801
	Intuit Inc.	22,300	9,642
	Telefonaktiebolaget LM Ericsson ADR	844,700	9,520
	Cisco Systems Inc.	117,600	9,125
	Hewlett Packard Enterprise Co.	342,550	8,156
	Corning Inc.	54,050	7,349
	HP Inc.	362,350	6,961
*	Synopsys Inc.	16,300	6,463
	Entegris Inc.	51,300	6,014
	Applied Materials Inc.	17,500	5,981
	Infineon Technologies AG	126,878	5,756
	Marvell Technology Inc.	56,200	5,567
*	Fair Isaac Corp.	4,800	5,124

		Shares	Market Value ($000)
	QUALCOMM Inc.	35,900	4,623
	Broadcom Inc.	11,400	3,528
*	Advanced Micro Devices Inc.	16,800	3,418
	Western Digital Corp.	11,700	3,165
*	Autodesk Inc.	12,600	3,016
	Jabil Inc.	10,600	2,816
*	Palo Alto Networks Inc.	15,600	2,501
	Qnity Electronics Inc.	19,283	2,225
*	Okta Inc.	20,000	1,574
			627,753
Materials (1.6%)
	Linde plc	21,500	10,659
	Albemarle Corp.	49,200	8,833
*	Glencore plc	1,103,796	8,360
	Dow Inc.	96,166	4,005
	Corteva Inc.	30,700	2,570
	DuPont de Nemours Inc.	38,566	1,766
			36,193
Total Common Stocks (Cost $1,173,805)			2,196,578
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[1]	Vanguard Market Liquidity Fund, 3.687% (Cost $106,763)	1,067,660	106,755
Total Investments (99.9%) (Cost $1,280,568)			2,303,333
Other Assets and Liabilities—Net (0.1%)			1,764
Net Assets (100%)			2,305,097
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,116,417	80,161	—	2,196,578
Temporary Cash Investments	106,755	—	—	106,755
Total	2,223,172	80,161	—	2,303,333